Schedule of Inventory, Current (Details)	6 Months Ended
Sep. 30, 2015 USD ($)
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 1	$ 219,825
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 2	145,329
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 3	37,603
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 4	48,026
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 5	257,428
Summary Of Significant Accounting Policies Schedule Of Inventory, Current 6	$ 193,355